SCHEDULE OF INCOME TAX RETURNS SUBJECT TO EXAMINATION (Details)	12 Months Ended
Mar. 31, 2023
UNITED STATES | Minimum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Tax Jurisdiction	2017
UNITED STATES | Maximum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Tax Jurisdiction	2022
KOREA, REPUBLIC OF
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Tax Jurisdiction	2022